PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	$ 21,708	$ 23,441	$ 21,295
Additional impairment loss	$ 138,243	$ 0	$ 0